TAX CREDITS - Realization of non-current tax credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 1,429,324	R$ 1,744,387
2026
Estimates of realization of non-current tax credits
Tax credits - non-current		575,517
2027
Estimates of realization of non-current tax credits
Tax credits - non-current	663,699	384,850
2028
Estimates of realization of non-current tax credits
Tax credits - non-current	255,025	456,327
2029
Estimates of realization of non-current tax credits
Tax credits - non-current	198,434	R$ 327,693
2030 on
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 312,166